Accounts receivable and others (Details) - Schedule of breakdown of credits with the variable consideration R$ in Thousands	12 Months Ended
Jun. 30, 2021 BRL (R$)
Accounts receivable and others (Details) - Schedule of breakdown of credits with the variable consideration [Line Items]
Beginning balance	R$ 154,328
Variable consideration (2.3%)	3,549
Ending balance	157,877
Jatoba III [Member]
Accounts receivable and others (Details) - Schedule of breakdown of credits with the variable consideration [Line Items]
Beginning balance	55,911
Variable consideration (2.3%)	1,286
Ending balance	57,197
Jatoba IV [Member]
Accounts receivable and others (Details) - Schedule of breakdown of credits with the variable consideration [Line Items]
Beginning balance	19,088
Variable consideration (2.3%)	439
Ending balance	19,527
Jatoba V [Member]
Accounts receivable and others (Details) - Schedule of breakdown of credits with the variable consideration [Line Items]
Beginning balance	40,887
Variable consideration (2.3%)	940
Ending balance	41,827
Jatoba VI [Member]
Accounts receivable and others (Details) - Schedule of breakdown of credits with the variable consideration [Line Items]
Beginning balance	38,442
Variable consideration (2.3%)	884
Ending balance	R$ 39,326